Borrowings - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	£ 1,929,000,000	£ 4,624,000,000
Interest payable	499,000,000	474,000,000
Borrowings	43,968,000,000	45,366,000,000
Borrowings subject to fair value hedges, Increase in amortised cost	173,000,000	210,000,000
Undrawn committed borrowing facilities	9,366,000,000	6,000,000,000
Increase in lease liabilities	85,000,000	135,000,000
Increase in current investments held at fair value	20,000,000	78,000,000
Property, Plant and Equipment, Inventory and Receivables [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing amounts secured on group assets	21,000,000	88,000,000
At Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	47,029,000,000	45,674,000,000
At Fair Value | Quoted Market Prices | Level 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	44,059,000,000	38,631,000,000
At Fair Value | Discounted Cash Flow | Level 3
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,970,000,000	7,043,000,000
Borrowings Subject to Fair Value Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,356,000,000	5,136,000,000
Bilateral Facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans		745,000,000
Term Loan 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	1,929,000,000	3,859,000,000
Within One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,041,000,000	7,562,000,000
Undrawn committed borrowing facilities	6,366,000,000	3,000,000,000
Between One and Two Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,049,000,000	2,947,000,000
Undrawn committed borrowing facilities		3,000,000,000
Between Four and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,108,000,000	£ 3,173,000,000
Undrawn committed borrowing facilities	£ 3,000,000,000